Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
All adjustments necessary for a fair presentation have been included in the quarterly information provided below. Due to the seasonal nature of our business, we report substantial variations in operations on a quarterly basis. Due to the change in accounting principle we made during the third quarter of 2020, we have retrospectively applied the change in accounting principle to all applicable prior period financial information presented herein as required. Refer to Note 1 — Accounting Policies for further discussion.

	Quarters Ended
(In thousands)	March 31	June 30	September 30(a)	December 31
2019
Operating revenues	$593,653	$198,484	$122,305	$416,209
Operating income (loss)	$152,580	$(10,138)	$(73,050)	102,541
Net income (loss)	$112,319	$(21,268)	$(66,476)	$72,530
Net income (loss) applicable to common stock	$111,989	$(21,598)	$(66,476)	$71,465
2018
Operating revenues	$532,040	$199,512	$139,041	$402,101
Operating income (loss)	$148,978	$(6,649)	$(225,462)	69,232
Net income (loss)	$108,707	$(10,876)	$(180,530)	$48,100
Net income (loss) applicable to common stock	$108,377	$(11,206)	$(180,860)	$47,770
(a)During the quarter ended September 30, 2018, Washington Gas recorded $200.2 million of merger related costs due to the Merger with AltaGas.